Label	Element	Value
Innovator U.S. Equity Accelerated ETF® - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator U.S. Equity Accelerated ETF® - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator U.S. Equity Accelerated ETF® - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $580.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)